Entities Comprising a Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership (Detail)	Mar. 31, 2011
Denso Corporation
Percentage of ownership	24.70%
Aisin Seiki Co Ltd
Percentage of ownership	23.10%
Toyota Industries Corporation
Percentage of ownership	24.80%
Toyota Tsusho Corporation
Percentage of ownership	21.80%
Toyoda Gosei Co Ltd
Percentage of ownership	43.10%